Significant Accounting Estimates and Judgements (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Clinical accruals	$ 3,712	$ 2,434
Clinical Accruals [Member]
Disclosure of changes in accounting estimates [line items]
Clinical accruals	$ 2,000